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New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700






                                                     May 6, 2002


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

   Re: New England Life Insurance Company and
       New England Variable Annuity Separate Account
       File No. 33-85442 - (American Growth Series)
       Rule 497(j) Certification

Commissioners:

     On behalf of New England Life Insurance Company (the "Company") and New England Variable Annuity Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the prospectus, two prospectus supplements and one Statement of Additional Information ("SAI") being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the prospectus, prospectus supplements and one SAI contained in Post-Effective Amendment No. 14 for the Account filed electronically with the Commission on April 30, 2002.

     If you have any questions, please contact me at (617) 578-3514.

                                                     Sincerely,

                                                     /s/ Michele H. Abate

                                                     Michele H. Abate